Description of Organization and Business Operations (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 13, 2019	Sep. 02, 2019	Aug. 15, 2019	Jul. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			$ 11.50
Gross proceeds from sale of units								$ 350,000,000
Proceeds from issuance of Founders' Warrants							$ 12,000,000
Transaction costs								20,377,039
Cash underwriting fees								19,800,000
Other professional costs								331,492
Deferred underwriting fee payable								13,500,000
Deferred underwriting fees includes closing of a Business combination								11,700,000
Deferred underwriting fees ,at discretion of corporation								1,800,000
Proceeds from issuance of Class B Shares							25,000
Principal deposits in Trust Account	$ 360,000,000						$ 360,000,000
Maximum net interest to pay dissolution expenses								$ 50,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued			35,000,000
Share price per share			$ 10.00
Exercise price of warrants								$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	1,000,000
Share price per share	$ 10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants								$ 11.50
Sponsor
Subsidiary, Sale of Stock [Line Items]
Reimbursement of expenditures								$ 245,547
Founder's Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued								12,000,000
Warrants offering price								$ 1.00
Proceeds from issuance of Founders' Warrants								$ 12,000,000
Deferred underwriting fees includes closing of a Business combination								11,700,000
Class A Restricted
Subsidiary, Sale of Stock [Line Items]
Number of units issued	36,000,000
Cash underwriting fees								$ 6,300,000
Common shares, shares outstanding (in shares)								0
Principal deposits in Trust Account	$ 10,000,000
Class A Restricted | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Share price per share	$ 10.00
Class B stock
Subsidiary, Sale of Stock [Line Items]
Common shares, shares outstanding (in shares)				9,000,000	9,000,000	9,000,000	9,000,000	9,000,000
Percentage of equity interests held by founders								100.00%
Percentage of voting interests based on Class A shares								20.00%
Class B stock | Sponsor
Subsidiary, Sale of Stock [Line Items]
Share price per share								$ 0.0029
Proceeds from issuance of Class B Shares								$ 25,000
Forfeiture of Class B Shares								1,062,500
Common shares, shares outstanding (in shares)		9,000,000		9,000,000	9,000,000	9,000,000	9,000,000	9,000,000
Percentage of equity interests held by founders		100.00%		100.00%	100.00%	100.00%		100.00%
Percentage of voting interests based on Class A shares		20.00%		20.00%	20.00%	20.00%		20.00%
Number of shares issued								10,062,500